Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On (3)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($000s)	Net Sales ($000s)
2022	$10,076,172	$10,076,172	$1,769,100	$1,769,100	$225	$163	$125,196	$4,695,943
2021	$9,601,709	$9,601,709	$1,697,339	$1,697,339	$174	$149	$108,849	$4,224,417
2020	$9,028,654	$9,028,654	$1,489,546	$1,489,546	$125	$103	$118,917	$4,112,601
(1)	The amounts reflect the Summary Compensation Table total compensation figures for Jonathan H Weis, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2022, Kurt A. Schertle, Michael T. Lockard, Harold G. Graber, and David W Gose II; and for 2021 and 2020, Kurt A. Schertle, Scott F. Frost, Harold G. Graber, and David W Gose II.
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.
(3)	This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2020 through 2022. For purposes of this disclosure, the peer group consists of the peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10 K. The companies making up the peer group, in no particular order, are Ingles Markets, Inc.; Village Super Market, Inc.; Smart & Final Stores, Inc. (included through June 20, 2019 when it was acquired by Apollo Global Management, LLC); Sprouts Farmers Market, Inc. and The Kroger Company. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)	The amounts reflect the Summary Compensation Table total compensation figures for Jonathan H Weis, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2022, Kurt A. Schertle, Michael T. Lockard, Harold G. Graber, and David W Gose II; and for 2021 and 2020, Kurt A. Schertle, Scott F. Frost, Harold G. Graber, and David W Gose II.

Peer Group Issuers, Footnote [Text Block]
(3)	This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2020 through 2022. For purposes of this disclosure, the peer group consists of the peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10 K. The companies making up the peer group, in no particular order, are Ingles Markets, Inc.; Village Super Market, Inc.; Smart & Final Stores, Inc. (included through June 20, 2019 when it was acquired by Apollo Global Management, LLC); Sprouts Farmers Market, Inc. and The Kroger Company. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,076,172	$ 9,601,709	$ 9,028,654
PEO Actually Paid Compensation Amount	$ 10,076,172	9,601,709	9,028,654
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Non-PEO NEO Average Total Compensation Amount	$ 1,769,100	1,697,339	1,489,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,769,100	1,697,339	1,489,546
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Company Cumulative Total Shareholder Return (TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and the Company cumulative TSR for each year of the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Company Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and Company Net Income for each year of the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Company Net Sales

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and Company Net Sales for each year of the three-year period from 2020 through 2022.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Company TSR and Peer Group TSR

The following shart sets forth the relationship between our cumulative TSR and the TSR for the peer group for each year of the three-year period from 2020 through 2022.

Tabular List [Table Text Block]

2022 Tabular List of Most Important Financial Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 to Company performance. The measures in this table are not ranked.

Net Sales
Operating Income
Modified Return On Invested Capital (MROIC)

Total Shareholder Return Amount	$ 225	174	125
Peer Group Total Shareholder Return Amount	163	149	103
Net Income (Loss)	$ 125,196,000	$ 108,849,000	$ 118,917,000
Company Selected Measure Amount	4,695,943,000	4,224,417,000	4,112,601,000
PEO Name	Jonathan H Weis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Modified Return On Invested Capital (MROIC)